Deferred Compensation Plan (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Deferral of compensation percentage maximum	100.00%		100.00%		100.00%
Unrealized gain (loss)	$ 3,196	$ 6,029	$ 2,438	$ 5,255	$ 8,106	$ (11,476)	$ 2,170
Distribution from deferred compensation plan	$ 27	$ 54	$ 73	$ 134	241	229	$ 0
Deferred compensation plan distribution (in shares)	1	1	2	2
Deferred compensation plan liability	$ 6,424		$ 6,424		$ 10,574	$ 19,259
Common Stock
Deferred Revenue Arrangement [Line Items]
Deferred compensation plan distribution (in shares)	1	2		2	3	3	0
Deferred compensation plan
Deferred Revenue Arrangement [Line Items]
Unrealized gain (loss)	$ 4,817	$ 6,375	$ 4,077	$ 5,814	$ 8,444	$ (10,410)	$ 2,127